TAXATION	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [Abstract]
TAXATION	TAXATION

	US Dollars
Figures in millions	2021	2020	2019

Balance at beginning of year	139	62	54
Refunds during the year	20	—	7
Payments during the year	(336)	(431)	(228)
Taxation of items included in the income statement	248	562	298
Offset of VAT and other taxes	(87)	(41)	(50)
Withholding tax transferred from (to) trade, other payables and provisions	7	(7)	—
Discounting of tax receivable	1	—	—
Transfer from tax receivable relating to North America	—	(4)	(10)
Translation	(2)	(2)	(9)
Balance at end of year	(10)	139	62
Included in the statement of financial position as follows:
Taxation asset included in trade, other receivables and other assets	(49)	(14)	(10)
Taxation liability	39	153	72
	(10)	139	62